UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06302

Cohen & Steers Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments

COHEN & STEERS REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCK 99.4%
FINANCIAL—BANKS 0.3%
FCB Financial Holdings, Class A(a)	135,173	$3,069,779
FCB Financial Holdings, Class A, 144A(a),(b),(c),(d)	662,947	14,904,971
		17,974,750
REAL ESTATE 99.1%
DIVERSIFIED 6.6%
American Assets Trust	1,657,142	54,635,972
Forest City Enterprises, Class A(a)	3,389,104	66,290,874
Gramercy Property Trust	4,630,082	26,669,272
Vornado Realty Trust	2,217,017	221,613,019
		369,209,137
FREE STANDING 2.0%
American Realty Capital Properties	9,402,214	113,390,701
HEALTH CARE 9.4%
Health Care REIT	3,184,775	198,634,417
Healthcare Trust of America, Class A	5,714,584	66,289,174
Omega Healthcare Investors	1,799,125	61,512,084
Ventas	3,203,816	198,476,401
		524,912,076
HOTEL 9.6%
Belmond Ltd., Class A (Bermuda)(a)	3,293,032	38,396,753
DiamondRock Hospitality Co.	6,400,803	81,162,182
Hilton Worldwide Holdings(a)	2,958,520	72,868,348
Host Hotels & Resorts	5,968,346	127,304,820
La Quinta Holdings(a)	1,048,265	19,906,552
Strategic Hotels & Resorts	7,935,543	92,449,076
Sunstone Hotel Investors	7,356,096	101,661,247
		533,748,978
INDUSTRIALS 5.9%
First Industrial Realty Trust	2,771,518	46,866,369
Prologis	6,668,915	251,418,096
QTS Realty Trust, Class A	961,237	29,173,543
		327,458,008
OFFICE 12.5%
BioMed Realty Trust	4,035,693	81,520,998
Brandywine Realty Trust	4,149,181	58,378,977

1

	Number of Shares	Value
Corporate Office Properties Trust	2,145,679	$55,186,864
Cousins Properties	2,429,939	29,037,771
Douglas Emmett	3,173,140	81,454,504
Empire State Realty Trust, Class A	2,832,484	42,543,910
Kilroy Realty Corp.	1,373,876	81,663,189
Liberty Property Trust	1,944,967	64,689,602
Mack-Cali Realty Corp.	2,058,861	39,344,834
SL Green Realty Corp.	1,633,715	165,528,004
		699,348,653
RESIDENTIAL 17.7%
APARTMENT 16.6%
American Homes 4 Rent, Class A	3,341,604	56,439,692
Apartment Investment & Management Co.	3,471,522	110,463,830
Education Realty Trust	2,607,613	26,806,262
Equity Residential	5,107,126	314,496,819
Essex Property Trust	239,687	42,844,051
Home Properties	1,948,807	113,498,520
Post Properties	807,628	41,463,621
UDR	8,068,684	219,871,639
		925,884,434
MANUFACTURED HOME 1.1%
Sun Communities	840,886	42,464,743
Toll Brothers(a)	701,726	21,865,782
		64,330,525
TOTAL RESIDENTIAL		990,214,959

SELF STORAGE 8.2%
CubeSmart	4,549,436	81,798,859
Extra Space Storage	1,285,833	66,310,408
Public Storage	1,504,547	249,514,074
Sovran Self Storage	815,538	60,643,406
		458,266,747
SHOPPING CENTERS 27.2%
COMMUNITY CENTER 9.8%
DDR Corp.	2,528,625	42,303,896
Kimco Realty Corp.	5,757,792	126,153,223
Ramco-Gershenson Properties Trust	2,637,364	42,857,165
Regency Centers Corp.	2,582,162	138,997,781
Retail Properties of America, Class A	4,690,859	68,627,267

2

		Number of Shares	Value
Weingarten Realty Investors		4,001,944	$126,061,236
			545,000,568
FREE STANDING 1.4%
Spirit Realty Capital		7,086,008	77,733,508

REGIONAL MALL 16.0%
General Growth Properties		9,404,430	221,474,326
Glimcher Realty Trust		2,139,898	28,974,219
Pennsylvania REIT		1,981,820	39,517,491
Simon Property Group		3,047,886	501,133,416
Taubman Centers		1,411,924	103,070,452
			894,169,904
TOTAL SHOPPING CENTERS			1,516,903,980

TOTAL REAL ESTATE			5,533,453,239

TOTAL INVESTMENTS (Identified cost—$4,216,620,171)	99.4%		5,551,427,989

OTHER ASSETS IN EXCESS OF LIABILITIES	0.6		30,776,480

NET ASSETS (Equivalent to $69.68 per share based on 80,113,118 shares of common stock outstanding)	100.0%		$5,582,204,469

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)    Non-income producing security.

(b)    Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.3% of the net assets of the Fund.

(c)     Illiquid security. Aggregate holdings equal 0.3% of the net assets of the Fund.

(d)    Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.3% of the net assets of the Fund, all of which are illiquid.

3

Cohen & Steers Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material

Cohen & Steers Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of September 30, 2014.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock Financial— Banks	$14,904,971	$—	$—	$14,904,971	(a)
Common Stock— Other Industries	5,536,523,018	5,536,523,018	—	—
Total Investments(b)	$5,551,427,989	$5,536,523,018	$—	$14,904,971

Cohen & Steers Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

(a) Fair valued, pursuant to the Fund’s fair value procedures, utilizing significant unobservable inputs and assumptions.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2013	$11,429,206
Change in unrealized appreciation (depreciation)	3,475,765
Balance as of September 30, 2014	$14,904,971

The change in unrealized appreciation (depreciation) attributable to securities owned on September 30, 2014 which were valued using significant unobservable inputs (Level 3) amounted to $3,475,765.

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value at September 30, 2014	Valuation Technique	Unobservable Input	Input Value
Common Stock— Financial—Banks	$14,904,971	Market Price Less Discount	Liquidity Discount	1%

The significant unobservable input utilized in the fair value measurement of the Fund’s Level 3 equity investment in Common Stock - Financial - Banks is a discount to the quoted market price to reflect a look-up restriction ascribed to these shares. Significant changes to this input may result in a materially higher or lower fair value measurement.

Note 2.   Income Tax Information

As of September 30, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$4,216,620,171
Gross unrealized appreciation	$1,382,658,041
Gross unrealized depreciation	(47,850,223)
Net unrealized appreciation	$1,334,807,818

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 25, 2014